Note 10 - Preferred Shares (Details Textual) - USD ($)			1 Months Ended	9 Months Ended
	Jan. 29, 2023	Jan. 29, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Payments for Repurchase of Redeemable Preferred Stock				$ 2,000,000	$ (0)
Dividends, Preferred Stock, Total				$ 255,324	524,621
Dividends, Preferred Stock, Cash					150,000
Dividends, Preferred Stock, Paid-in-kind					$ 370,000
Conversion of Series B Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)			453,044
Conversion of Stock, Amount Issued			$ 6,365,000
Series B Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares (in shares)		2,000
Payments for Repurchase of Redeemable Preferred Stock		$ 2,000,000
Preferred Stock, Dividend Rate Per Annum, Cash		8.00%
Preferred Stock, Dividend Rate Per Annum, Paid-in-kind		9.00%
Dividends, Preferred Stock, Total			$ 345,423
Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%